Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of long term debt [Abstract]
Long-term debt, gross	$ 333,979,000	$ 312,422,000
Less current maturities	0	0
Long-term debt, net	333,979,000	312,422,000
Long term debt additional disclosures [Abstract]
Remaining borrowing capacity	25,500,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts Due in 2013	62,600,000
Amounts due in 2014	12,000,000
Amounts due in 2015	11,700,000
Amounts due in 2016	131,700,000
Amounts due in 2017	91,000,000
Debt covenenants [Abstract]
Debt to EBITDA (Maximum), Actual	1.51
Net Worth (Minimum), Actual	1,153,898,000	1,049,210,000
Interest Coverage (Minimum), Actual	7.31
Debt to EBITDA (Maximum), Required	3.50
Net Worth (Minimum), Required	816,847,000
Interest Coverage (Minimum), Required	2.00
Stand-by letters of credit outstanding	7,500,000	6,500,000
Short-term borrowings [Abstract]
Short-term borrowings	20,048,000	22,974,000
Weighted-average interest rates on short-term borrowings (in hundredths)	1.98%	319.00%
Line of Credit [Member]
Short-term borrowings [Abstract]
Short-term borrowings	0	5,000,000
Uncommitted Loans [Member]
Short-term borrowings [Abstract]
Short-term borrowings	16,950,000	12,434,000
Loans of foreign subsidiaries [Member]
Short-term borrowings [Abstract]
Short-term borrowings	3,098,000	5,540,000
Senior Notes Due November 2018 at 4.47 percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	4.47%
Maturity date	Nov. 30, 2018
Senior Notes Due November 2017 at 4.14 percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	4.14%
Maturity date	Nov. 30, 2017
Senior Notes Due Through May 2017 at 4.91 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	110,000,000	110,000,000
Interest rate, stated percentage	4.91%
Maturity date	May 31, 2017
Senior Notes Due November 2016 at 3.77 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	3.77%
Maturity date	Nov. 30, 2016
Senior Notes Due November 2013 at 7.31 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	7.31%
Maturity date	Nov. 30, 2013
Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,508,000	25,061,000
Interest rate, stated percentage	5.85%
Maturity date	Nov. 30, 2013
Various Other Notes [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	3,052,000	3,547,000
Line of Credit [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	95,419,000	73,814,000
Long term debt additional disclosures [Abstract]
Previous period borrowing base on credit facility	350,000,000	300,000,000
Maximum borrowing base on credit facility	350,000,000	350,000,000
Average effective interest rate (in hundredths)	1.67%	145.00%
Remaining borrowing capacity	$ 247,000,000